SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO LEASES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Right-of-use lease liability, long-term	$ 1,733,829	$ 1,977,329
Right of Use Operating Lease Assets [Member]
Right-of-use lease liability, long-term	1,733,829	1,977,329
Other Current Liabilities [Member]
Right-of-use lease liability, long-term	989,892	992,496
Right of Use Operating Lease Liability [Member]
Right-of-use lease liability, long-term	743,937	984,833
Property, Plant and Equipment [Member]
Right-of-use lease liability, long-term
Current Portion of Long Term Debt [Member]
Right-of-use lease liability, long-term
Long-Term Debt [Member]
Right-of-use lease liability, long-term